Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Manager Directed Portfolios
Entity Central Index Key	0001359057
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Hood River Small-Cap Growth Fund
Class Name	Institutional Shares
Trading Symbol	HRSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hood River Small-Cap Growth Fund (the “Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://hoodrivercapital.com/us-small-cap-growth-fund/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
Additional Information Phone Number	(800) 497-2960
Additional Information Email	info@hoodrivercapital.com
Additional Information Website	https://hoodrivercapital.com/us-small-cap-growth-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Annualized Costs paid as a percentage of a $10,000 investment
Institutional Shares	$58	1.07%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.07%
Net Assets	$ 3,896,196,636
Holdings Count | $ / shares	103
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,896,196,636
Number of Holdings	103
Portfolio Turnover Rate	45%

Holdings [Text Block]

Top Holdings (% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	15.4%
FTAI Aviation Ltd.	4.5%
Semtech Corp.	3.2%
MasTec, Inc.	3.1%
ACI Worldwide, Inc.	2.6%
New Fortress Energy, Inc.	2.3%
Axon Enterprise, Inc.	2.2%
HCI Group, Inc.	1.9%
Applied Digital Corp.	1.8%
Cogent Communications Holdings, Inc.	1.7%

Updated Prospectus Web Address	https://hoodrivercapital.com/us-small-cap-growth-fund/
Investor Shares
Shareholder Report [Line Items]
Fund Name	Hood River Small-Cap Growth Fund
Class Name	Investor Shares
Trading Symbol	HRSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hood River Small-Cap Growth Fund (the “Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://hoodrivercapital.com/us-small-cap-growth-fund/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
Additional Information Phone Number	(800) 497-2960
Additional Information Email	info@hoodrivercapital.com
Additional Information Website	https://hoodrivercapital.com/us-small-cap-growth-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Annualized Costs paid as a percentage of a $10,000 investment
Investor Shares	$72	1.32%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.32%
Net Assets	$ 3,896,196,636
Holdings Count | $ / shares	103
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,896,196,636
Number of Holdings	103
Portfolio Turnover Rate	45%

Holdings [Text Block]

Top Holdings (% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	15.4%
FTAI Aviation Ltd.	4.5%
Semtech Corp.	3.2%
MasTec, Inc.	3.1%
ACI Worldwide, Inc.	2.6%
New Fortress Energy, Inc.	2.3%
Axon Enterprise, Inc.	2.2%
HCI Group, Inc.	1.9%
Applied Digital Corp.	1.8%
Cogent Communications Holdings, Inc.	1.7%

Updated Prospectus Web Address	https://hoodrivercapital.com/us-small-cap-growth-fund/
Retirement Shares
Shareholder Report [Line Items]
Fund Name	Hood River Small-Cap Growth Fund
Class Name	Retirement Shares
Trading Symbol	HRSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hood River Small-Cap Growth Fund (the “Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://hoodrivercapital.com/us-small-cap-growth-fund/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
Additional Information Phone Number	(800) 497-2960
Additional Information Email	info@hoodrivercapital.com
Additional Information Website	https://hoodrivercapital.com/us-small-cap-growth-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Annualized Costs paid as a percentage of a $10,000 investment
Retirement Shares	$53	0.97%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.97%
Net Assets	$ 3,896,196,636
Holdings Count | $ / shares	103
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,896,196,636
Number of Holdings	103
Portfolio Turnover Rate	45%

Holdings [Text Block]

Top Holdings (% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	15.4%
FTAI Aviation Ltd.	4.5%
Semtech Corp.	3.2%
MasTec, Inc.	3.1%
ACI Worldwide, Inc.	2.6%
New Fortress Energy, Inc.	2.3%
Axon Enterprise, Inc.	2.2%
HCI Group, Inc.	1.9%
Applied Digital Corp.	1.8%
Cogent Communications Holdings, Inc.	1.7%

Updated Prospectus Web Address	https://hoodrivercapital.com/us-small-cap-growth-fund/
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Hood River International Opportunity Fund
Class Name	Institutional Shares
Trading Symbol	HRIOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hood River International Opportunity Fund (the “Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://hoodrivercapital.com/international-opportunity-fund/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
Additional Information Phone Number	(800) 497-2960
Additional Information Email	info@hoodrivercapital.com
Additional Information Website	https://hoodrivercapital.com/international-opportunity-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Annualized Costs paid as a percentage of a $10,000 investment
Institutional Shares	$64	1.24%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.24%
Net Assets	$ 45,997,379
Holdings Count | $ / shares	97
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$45,997,379
Number of Holdings	97
Portfolio Turnover Rate	41%

Holdings [Text Block]

Top Holdings (% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	7.5%
First American Treasury Obligations Fund - Class X	6.6%
Applied Digital Corp.	4.0%
Genius Sports Ltd.	3.3%
GFL Environmental, Inc.	2.9%
Voltamp Transformers Ltd.	2.3%
Fabrinet	2.2%
Triveni Turbine Ltd.	2.1%
Just Group PLC	2.0%
Siemens Energy AG	1.9%

Updated Prospectus Web Address	https://hoodrivercapital.com/international-opportunity-fund/
Investor Shares
Shareholder Report [Line Items]
Fund Name	Hood River International Opportunity Fund
Class Name	Investor Shares
Trading Symbol	HRIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hood River International Opportunity Fund (the “Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://hoodrivercapital.com/international-opportunity-fund/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
Additional Information Phone Number	(800) 497-2960
Additional Information Email	info@hoodrivercapital.com
Additional Information Website	https://hoodrivercapital.com/international-opportunity-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Annualized Costs paid as a percentage of a $10,000 investment
Investor Shares	$76	1.49%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.49%
Net Assets	$ 45,997,379
Holdings Count | $ / shares	97
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$45,997,379
Number of Holdings	97
Portfolio Turnover Rate	41%

Holdings [Text Block]

Top Holdings (% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	7.5%
First American Treasury Obligations Fund - Class X	6.6%
Applied Digital Corp.	4.0%
Genius Sports Ltd.	3.3%
GFL Environmental, Inc.	2.9%
Voltamp Transformers Ltd.	2.3%
Fabrinet	2.2%
Triveni Turbine Ltd.	2.1%
Just Group PLC	2.0%
Siemens Energy AG	1.9%

Updated Prospectus Web Address	https://hoodrivercapital.com/international-opportunity-fund/
Retirement Shares
Shareholder Report [Line Items]
Fund Name	Hood River International Opportunity Fund
Class Name	Retirement Shares
Trading Symbol	HRITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hood River International Opportunity Fund (the “Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://hoodrivercapital.com/international-opportunity-fund/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
Additional Information Phone Number	(800) 497-2960
Additional Information Email	info@hoodrivercapital.com
Additional Information Website	https://hoodrivercapital.com/international-opportunity-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Annualized Costs paid as a percentage of a $10,000 investment
Retirement Shares	$59	1.15%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.15%
Net Assets	$ 45,997,379
Holdings Count | $ / shares	97
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$45,997,379
Number of Holdings	97
Portfolio Turnover Rate	41%

Holdings [Text Block]

Top Holdings (% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	7.5%
First American Treasury Obligations Fund - Class X	6.6%
Applied Digital Corp.	4.0%
Genius Sports Ltd.	3.3%
GFL Environmental, Inc.	2.9%
Voltamp Transformers Ltd.	2.3%
Fabrinet	2.2%
Triveni Turbine Ltd.	2.1%
Just Group PLC	2.0%
Siemens Energy AG	1.9%

Updated Prospectus Web Address	https://hoodrivercapital.com/international-opportunity-fund/
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Hood River New Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	HRNOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hood River New Opportunities Fund (the “Fund”) for the period of August 5, 2024 (commencement of operations) to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://hoodrivercapital.com/new-opportunities-fund/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
Additional Information Phone Number	(800) 497-2960
Additional Information Email	info@hoodrivercapital.com
Additional Information Website	https://hoodrivercapital.com/new-opportunities-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Class Name	Costs of a $10,000 investment	Annualized Costs paid as a percentage of a $10,000 investment
Institutional Shares	$45	0.95%
[1]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.95%
Net Assets	$ 104,789,783
Holdings Count | $ / shares	108
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$104,789,783
Number of Holdings	108
Portfolio Turnover Rate	31%

Holdings [Text Block]

Top Holdings (% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	10.7%
FTAI Aviation Ltd.	3.6%
Semtech Corp.	2.9%
MasTec, Inc.	2.7%
Dave, Inc.	2.5%
First American Treasury Obligations Fund - Class X	2.5%
Axon Enterprise, Inc.	2.4%
ACI Worldwide, Inc.	2.3%
New Fortress Energy, Inc.	2.2%
Western Alliance Bancorp	2.0%

Updated Prospectus Web Address	https://hoodrivercapital.com/new-opportunities-fund/
Investor Shares
Shareholder Report [Line Items]
Fund Name	Hood River New Opportunities Fund
Class Name	Investor Shares
Trading Symbol	HRNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hood River New Opportunities Fund (the “Fund”) for the period of August 5, 2024 (commencement of operations) to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://hoodrivercapital.com/new-opportunities-fund/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
Additional Information Phone Number	(800) 497-2960
Additional Information Email	info@hoodrivercapital.com
Additional Information Website	https://hoodrivercapital.com/new-opportunities-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Class Name	Costs of a $10,000 investment	Annualized Costs paid as a percentage of a $10,000 investment
Investor Shares	$55	1.18%
[2]
Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.18%
Net Assets	$ 104,789,783
Holdings Count | $ / shares	108
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$104,789,783
Number of Holdings	108
Portfolio Turnover Rate	31%

Holdings [Text Block]

Top Holdings (% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	10.7%
FTAI Aviation Ltd.	3.6%
Semtech Corp.	2.9%
MasTec, Inc.	2.7%
Dave, Inc.	2.5%
First American Treasury Obligations Fund - Class X	2.5%
Axon Enterprise, Inc.	2.4%
ACI Worldwide, Inc.	2.3%
New Fortress Energy, Inc.	2.2%
Western Alliance Bancorp	2.0%

Updated Prospectus Web Address	https://hoodrivercapital.com/new-opportunities-fund/
Retirement Shares
Shareholder Report [Line Items]
Fund Name	Hood River New Opportunities Fund
Class Name	Retirement Shares
Trading Symbol	HRNRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hood River New Opportunities Fund (the “Fund”) for the period of August 5, 2024 (commencement of operations) to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://hoodrivercapital.com/new-opportunities-fund/. You can also request this information by contacting us at (800) 497-2960 or info@hoodrivercapital.com.
Additional Information Phone Number	(800) 497-2960
Additional Information Email	info@hoodrivercapital.com
Additional Information Website	https://hoodrivercapital.com/new-opportunities-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)*

Class Name	Costs of a $10,000 investment	Annualized Costs paid as a percentage of a $10,000 investment
Retirement Shares	$40	0.85%
[3]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.85%
Net Assets	$ 104,789,783
Holdings Count | $ / shares	108
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$104,789,783
Number of Holdings	108
Portfolio Turnover Rate	31%

Holdings [Text Block]

Top Holdings (% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	10.7%
FTAI Aviation Ltd.	3.6%
Semtech Corp.	2.9%
MasTec, Inc.	2.7%
Dave, Inc.	2.5%
First American Treasury Obligations Fund - Class X	2.5%
Axon Enterprise, Inc.	2.4%
ACI Worldwide, Inc.	2.3%
New Fortress Energy, Inc.	2.2%
Western Alliance Bancorp	2.0%

Updated Prospectus Web Address	https://hoodrivercapital.com/new-opportunities-fund/

[1]
*	Amounts shown reflect the expenses of the Fund from August 5, 2024 (commencement of operations) through December 31, 2024. Expenses would be higher if the fund had been in operation for the full period.

[2]
*	Amounts shown reflect the expenses of the Fund from August 5, 2024 (commencement of operations) through December 31, 2024. Expenses would be higher if the fund had been in operation for the full period.

[3]
*	Amounts shown reflect the expenses of the Fund from August 5, 2024 (commencement of operations) through December 31, 2024. Expenses would be higher if the fund had been in operation for the full period.